Document and Entity Information	9 Months Ended
May 31, 2012
Document and Entity Information
Entity Registrant Name	ENTEST BIOMEDICAL, INC.
Document Type	S-1
Document Period End Date	May 31, 2012
Amendment Flag	false
Entity Central Index Key	0001449447
Current Fiscal Year End Date	--08-31
Entity Common Stock, Shares Outstanding	200,117,287
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY

Consolidated Balance Sheet (USD $)	May 31, 2012	Aug. 31, 2011	Aug. 31, 2010
Current Assets
Cash	$ 14,659	$ 43,901	$ 206
Trade accounts receivable, less allowance for uncollectible accounts	2,268	3,135
Inventory	16,457	7,986
Due from Affiliate	52,940
Current Portion of Prepaid Expenses	13,000	62,200	54,200
Employee Receivable	4,349	4,349	1,396
Total Current Assets	103,673	121,571	55,802
Property & Equipment (Net of Accumulated Depreciation)	10,905	17,293
Goodwill	405,000	405,000
Intangible Assets (Net of Accumulated Amortization)	1,246	1,828
Long Term Assets
Non Current Portion of Prepaid Expenses		10,300	28,400
Non Current Portion of Deposits	661		1,059
Total Long Term Assets	661	10,300	29,459
TOTAL ASSETS	521,485	555,992	85,261
Current Liabilities
Accounts Payable	67,194	27,564	21,342
Notes Payable	233,393	159,911	156,566
Convertible notes payable, net of discount	62,483	42,430
Due to Affiliate/Others	8,000	8,000
Accrued Expenses	90,319	67,206	128,095
Total Current Liabilities	461,389	305,111	306,003
Long Term Liabilities
Notes Payable - Non Current	40,211	79,143
Total Long Term Liabilities	40,211	79,143
TOTAL LIABILITIES	501,600	384,254	306,003
STOCKHOLDERS' EQUITY
Common Stock	200,114	20,838	17,553
Preferred Stock
Series AA Preferred Stock	5	5
Series B Preferred Stock	3,201
NonVoting Convertible Preferred Stock	75,000
Additional Paid in Capital	2,703,177	1,619,330	537,415
Contributed Capital	274,162	274,162	15,104
Accumulated Deficit	(3,235,774)	(1,742,597)	(790,814)
Total Stockholders' Equity	19,885	171,738	(220,742)
TOTAL LIABILITIES & STOCKHOLDERS' EQUITY	$ 521,485	$ 555,992	$ 85,261

Consolidated Balance Sheet (parenthetical) (USD $)	May 31, 2012	Aug. 31, 2011	Aug. 31, 2010
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	1,000,000,000	500,000,000	70,000,000
Common stock, shares issued	200,117,287	20,840,501	17,553,040
Common stock, shares outstanding	200,117,287	20,840,501	17,553,040
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Series AA Preferred shares, par value	$ 0.001	$ 0.001
Series AA Preferred shares, shares authorized	100,000	100,000
Series AA Preferred shares, shares issued	5,000	5,000
Series AA Preferred shares, shares outstanding	5,000	5,000
Series B Preferred shares, par value	$ 0.001
Series B Preferred shares, shares authorized	4,400,000
Series B Preferred shares, shares issued	3,201,397
Series B Preferred shares, shares outstanding	3,201,397
NonVoting Convertible Preferred shares, par value	$ 1
NonVoting Convertible Preferred shares, shares authorized	200,000
NonVoting Convertible Preferred shares, shares issued	75,000
NonVoting Convertible Preferred shares, shares outstanding	75,000

Consolidated Statement of Operations (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		36 Months Ended	45 Months Ended
	May 31, 2012	May 31, 2011	May 31, 2012	May 31, 2011	Aug. 31, 2011	Aug. 31, 2010	Aug. 31, 2011	May 31, 2012
REVENUES
Revenues from Veterinary Services	$ 99,177	$ 110,455	$ 307,881	$ 195,258				$ 657,022
Online Revenues	2,299		5,792					5,792
Other Revenues					349,141		349,141
TOTAL REVENUE	101,476	110,455	313,673	195,258	349,141		349,141	662,814
Cost of Revenue	25,242	39,040	74,098	53,532	89,405		89,405	163,503
GROSS PROFIT	76,234	71,415	239,575	141,726	259,736		259,736	499,311
COSTS AND EXPENSES
Research and Development		11,144	5,798	104,932	109,063	20,933	139,996	145,794
Rent Costs	23,988	34,488	102,824	74,108	108,596	49,200	165,996	268,820
General and Administrative	130,370	178,139	415,796	598,923	793,609	421,213	1,242,059	1,657,855
Incorporation Costs							408	408
Consultant's Expenses	165,126	33,872	318,546	120,731	159,518	46,470	405,988	724,534
Miscellaneous Expenses							78	78
Total Costs and Expenses	319,484	257,643	842,964	898,694	1,170,786	537,816	1,954,525	2,797,489
OPERATING LOSS	(243,250)	(186,228)	(603,389)	(756,968)	(911,050)	(537,816)	(1,694,789)	(2,298,178)
OTHER INCOME AND EXPENSE
Other Income		97	86,762	99	99		99	86,861
Income generated from Revenue Share Agreement			187,699					187,699
Expenses incurred from Revenue Share Agreement	(15,308)		(145,362)					(145,362)
Loss on Impairment of intangible assets			(683,333)					(683,333)
Interest Expense	(7,697)	(5,439)	(23,174)	(19,698)	(24,404)	(7,075)	(31,479)	(54,653)
Interest Expense attributable to amortization of discount	(19,405)		(187,518)		(16,428)		(16,428)	(203,946)
Expenses attributable to issuance of shares pursuant to contractual obligation	(17,720)		(17,720)					(17,720)
Expenses attributable to issuance of Non Voting Convertible Preferred Shares in connection with Stock Purchase Agreement	(75,000)		(75,000)					(75,000)
Total Other Income and Expenses	(135,130)	(5,342)	(857,646)	(19,599)	(40,733)	(7,075)	(47,808)	(905,454)
LOSS BEFORE INCOME TAXES	(378,380)	(191,570)	(1,461,035)	(776,567)	(951,783)	(544,891)	(1,742,597)	(3,203,632)
Income Taxes
NET INCOME (LOSS)	(378,380)	(191,570)	(1,461,035)	(776,567)	(951,783)	(544,891)	(1,742,597)	(3,203,632)
Beneficial conversion feature attributable to issuance of NonVoting Preferred Stock	(32,142)		(32,142)					(32,142)
NET INCOME (LOSS) available to common shareholders	$ (410,522)	$ (191,570)	$ (1,493,177)	$ (776,567)	$ (951,783)	$ (544,891)	$ (1,742,597)	$ (3,235,774)
BASIC AND DILUTED EARNINGS (LOSS) PER SHARE	$ 0	$ (0.01)	$ (0.03)	$ (0.04)	$ (0.048)	$ (0.031)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING	119,459,306	20,434,036	55,643,483	19,620,953	19,895,368	17,540,420

Consolidated Statement of Stockholders' Equity (USD $)	Common Stock USD ($)	Series AA Preferred Stock USD ($)	Series B Preferred Stock USD ($)	Preferred Stock	Additional Paid-in Capital USD ($)	Contributed Capital USD ($)	Accumulated Deficit during the Development Stage USD ($)	Total USD ($)
Beginning Balance, amount at Aug. 21, 2008
Shares issued to parent, shares	1,500							1,500
Shares issued to parent, value	$ 408							$ 408
Net loss for the period							(408)	(408)
Ending Balance, amount at Aug. 31, 2008	408						(408)
Ending Balance, shares at Aug. 31, 2008	1,500							1,500
Recapitalization in connection with reverse acquisition, shares	9,998,500							9,998,500
Recapitalization in connection with reverse acquisition, value	9,592				(9,592)
Common shares issued in reverse acquisition, shares	4,000,000							4,000,000
Common shares issued in reverse acquisition, value	4,000				(4,000)
Increases in contributed capital						485		485
Common stock issued for cash, shares	1,000,000							1,000,000
Common stock issued for cash, value	1,000				99,000			100,000
Restricted stock award issued to employee, shares	2,000,000							2,000,000
Restricted stock award issued to employee, value	2,000				(2,000)
Restricted stock award compensation expense					24,725			24,725
Common stock issued for services, shares	50,000							50,000
Common stock issued for services, value	50				199,950			200,000
Net loss for the period							(245,515)	(245,515)
Ending Balance, amount at Aug. 31, 2009	17,050				308,083	485	(245,923)	79,695
Ending Balance, shares at Aug. 31, 2009	17,050,000							17,050,000
Increases in contributed capital						14,619		14,619
Common stock issued for cash, shares	500,000							500,000
Common stock issued for cash, value	500				49,500			50,000
Restricted stock award compensation expense					175,275			175,275
Common stock issued as compensation, shares	3,040							3,040
Common stock issued as compensation, value	3				4,557			4,560
Net loss for the period							(544,891)	(544,891)
Ending Balance, amount at Aug. 31, 2010	17,553				537,415	15,041	(790,814)	(220,742)
Ending Balance, shares at Aug. 31, 2010	17,553,040							17,553,040
Increases in contributed capital						259,058		259,058
Common stock issued for cash, shares	2,217,600							2,217,600
Common stock issued for cash, value	2,217				215,383			217,600
Restricted stock award issued to employee, shares	50,000							50,000
Restricted stock award issued to employee, value	50				(50)
Restricted stock award compensation expense					10,000			10,000
Common stock issued for services, shares	74,383							74,383
Common stock issued for services, value	74				121,967			122,041
Common stock issued as compensation, shares	163,766							163,766
Common stock issued as compensation, value	164				303,235			303,399
Common stock issued for debt, shares	781,712							781,712
Common stock issued for debt, value	780				340,387			341,167
Discount on convertible debt recognized					88,998			88,998
Preferred stock issued for accrued compensation, shares		5,000						5,000
Preferred stock issued for accrued compensation, value		5			1,995			2,000
Net loss for the period							(951,783)	(951,783)
Ending Balance, amount at Aug. 31, 2011	20,838	5			1,619,330	274,162	(1,742,597)	171,738
Ending Balance, shares at Aug. 31, 2011	20,840,501	5,000						20,845,501
Common stock issued for services, shares	68,333							68,333
Common stock issued for services, value	68				22,515			22,583
Common stock issued for debt, shares	134,983							134,983
Common stock issued for debt, value	134				11,866			12,000
Discount on convertible debt recognized					7,634			7,634
Common stock issued for intangible assets, shares	2,500,000							2,500,000
Common stock issued for intangible assets, value	2,500				697,500			700,000
Net loss for the period							(196,366)	(196,366)
Ending Balance, amount at Nov. 30, 2011	23,540	5			2,358,845	274,162	(1,938,963)	717,589
Ending Balance, shares at Nov. 30, 2011	23,543,817	5,000						23,548,817
Common stock issued for services, shares	202,162							202,162
Common stock issued for services, value	201				60,466			60,667
Common stock issued for debt, shares	2,127,417							2,127,417
Common stock issued for debt, value	2,124				60,076			62,200
Discount on convertible debt recognized					113,126			113,126
Cancellation of common stock issued, shares	(90,400)							(90,400)
Cancellation of common stock issued, value	(83)				(86,687)			(86,687)
Net loss for the period							(886,289)	(886,289)
Ending Balance, amount at Feb. 29, 2012	25,782,996	5			2,505,826	274,162	(2,825,252)	(19,477)
Ending Balance, shares at Feb. 29, 2012	25,782,996	5,000						25,787,996
Restricted stock award issued to employee, shares	77,000,000							77,000,000
Restricted stock award issued to employee, value	77,000				(77,000)
Restricted stock award issued to consultant, shares	15,000,000							15,000,000
Restricted stock award issued to consultant, value	15,000				(15,000)
Restricted stock award compensation expense					23,306			23,306
Common stock issued for services, shares	3,000,000							3,000,000
Common stock issued for services, value	3,000				88,500			91,500
Common stock issued for debt, shares	74,597,263							74,597,263
Common stock issued for debt, value	74,595				123,815			198,410
Discount on convertible debt recognized					11,806			11,806
Preferred Dividend paid, shares			3,201,397					3,201,397
Preferred Dividend paid, value			3,201		(3,201)
Issuance of NonVoting Convertible Preferred shares				75,000				75,000
Recognition of Beneficial Conversion Feature NonVoting Convertible Preferred shares					32,142			32,142
Stock issued pursuant to Contractual Obligations, shares	4,737,028							4,737,028
Stock issued pursuant to Contractual Obligations, value	4,737				12,983			17,720
Beneficial Conversion Feature Deemed Dividend							(32,142)	(32,142)
Net loss for the period							(378,380)	(378,380)
Ending Balance, amount at May. 31, 2012	$ 200,114	$ 5	$ 3,201		$ 2,703,177	$ 274,162	$ (3,235,774)	$ 19,885
Ending Balance, shares at May. 31, 2012	200,117,287	5,000	3,201,397	75,000				203,398,684

Consolidated Statement of Cash Flows (USD $)	9 Months Ended		12 Months Ended		36 Months Ended	45 Months Ended
	May 31, 2012	May 31, 2011	Aug. 31, 2011	Aug. 31, 2010	Aug. 31, 2011	May 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss)	$ (1,461,035)	$ (776,567)	$ (951,783)	$ (544,891)	$ (1,742,597)	$ (3,203,632)
Adjustments to reconcile net loss to net cash used by operating activities:
Stock issued as Compensation to Employees	19,506	203	362	128,094	204,923	224,429
Stock issued to Prepay Expenses				179,836
Stock issued as Compensation to Consultants	175,801	19	19		200,019	375,820
Change in operating assets and liabilities:
(Increase) Decrease in Trade Accounts Receivable	867	(5,395)	(3,135)		(3,135)	(2,268)
(Increase) Decrease in Inventory	(8,471)	(7,986)	(7,986)		(7,986)	(16,457)
(Increase) Decrease in Employee Receivable		(2,952)	(2,953)	(1,396)	(4,349)	(4,349)
Increase (Decrease) in Accounts Payable	39,630	(3,405)	6,222		27,567	67,194
(Increase) Decrease in Due from Other
(Increase) Decrease in Prepaid Expenses	59,500	(6,995)	10,100	18,990	(72,500)	(13,000)
(Increase) Decrease in Due from Affiliate	(52,940)					(52,940)
(Increase) Decrease in Deposits	(661)	1,059	1,059	(800)		(661)
Increase (Decrease) in amortization of intangibles	16,667					16,667
Increase (Decrease) in Accrued Expenses	23,113	(89,630)	(60,889)	(1,059)	67,205	90,318
(Increase) Decrease on gain realized on cancellation of stock	(86,750)					(86,750)
Increase (Decrease) in Loss on Impairment of Intangible Assets	683,333					683,333
Net Cash Provided by (Used in) Operating Activities	(591,440)	(891,649)	(1,008,984)	(221,226)	(1,330,853)	(1,922,296)
CASH FLOWS FROM INVESTING ACTIVITIES
(Increase) Decrease in Property and equipment additions (net)	6,388	(17,471)	(17,293)		(17,293)	(10,905)
Net cash Provided by (Used in) Investing Activities	6,388	(17,471)	(17,293)		(17,293)	(10,905)
CASH FLOWS FROM FINANCING ACTIVITIES
(Increase) Decrease in Goodwill from acquisition		(405,000)	(405,000)		(405,000)	(405,000)
Stock issued in Payment of Debt	73,848	637	780		780	74,628
Increase (Decrease) in Common stock issued for cash		2,217	2,217	500	3,717	3,717
(Increase) Decrease in Intangible Assets (net)	582	(2,024)	(1,828)		(1,828)	(1,246)
Increase (Decrease) in Common stock issued for expenses	96,920	55	55		55	96,975
Increase (Decrease) in Due to Affiliate		58,000	8,000		8,000	8,000
Increase (Decrease) in Due to Shareholder
Increase (Decrease) in Notes Payable	57,602	97,329	124,918	156,567	281,485	339,087
Increase (Decrease) in Contributed Capital		259,058	259,058	14,618	274,161	274,161
Increase (Decrease) in Additional paid in Capital	326,858	954,575	1,081,772	49,500	1,230,680	1,557,538
Net Cash Provided by Financing Activities	55,810	964,847	1,035,386	221,185	1,357,464	1,947,860
Net Increase in Cash	(29,242)	55,727	43,695	(41)	43,901	14,659
Cash at Beginning of Period	43,901	209	209	250
Cash at End of Period	14,659	55,936	43,901	209	43,901	14,659
Supplemental Non-cash transactions information
Stock issued for rights to future revenue						$ 700,000

Basis of Presentation	3 Months Ended
May 31, 2012
Organization, Consolidation and Presentation of Financial Statements
Basis of Accounting

NOTE 1. BASIS OF PRESENTATION

The interim financial statements included herein, presented in accordance with United States generally accepted accounting principles and stated in US dollars, have been prepared by Entest BioMedical, Inc. (“the Company”), without audit, pursuant to the rules and regulations of the Securities and Exchange Commission. Certain information and footnote disclosures normally included in financial statements prepared in accordance with generally accepted accounting principles have been condensed or omitted pursuant to such rules and regulations, although the Company believes that the disclosures are adequate to make the information presented not misleading.

These statements reflect all adjustments, consisting of normal recurring adjustments, which, in the opinion of management, are necessary for fair presentation of the information contained therein.  It is suggested that these condensed consolidated interim financial statements be read in conjunction with the financial statements of the Company for the period ended August 31, 2011 and notes thereto included in the Company's 10-K annual report.  The Company follows the same accounting policies in the preparation of interim reports.

Results of operations for the interim periods are not indicative of annual results.

Organization and Description of Business	3 Months Ended	12 Months Ended
	May 31, 2012	Aug. 31, 2011
Accounting Policies
Business Description and Basis of Presentation

NOTE 2.  ORGANIZATION AND DESCRIPTION OF BUSINESS

Entest BioMedical Inc. (the “Company”) was incorporated in the State of Nevada on September 24, 2008 as JB Clothing Corporation.  Until July 10, 2009, the Company’s principal business objective was the offering of active/leisure fashion design clothing.

On July 10, 2009 the Company abandoned its efforts in the field of active/leisure fashion design clothing when it acquired 100% of the share capital of Entest BioMedical, Inc., a California corporation, (“Entest CA”).

The Company’s current business consists of the development and commercialization of immunotherapeutic therapies for the veterinary market as well as the acquisition and operation of veterinary hospitals.

NOTE 1.  ORGANIZATION AND DESCRIPTION OF BUSINESS

Entest BioMedical Inc. (the “Company”) was incorporated in the State of Nevada on September 24, 2008 as JB Clothing Corporation.  Until July 10, 2009, the Company’s principal business objective was the offering of active/leisure fashion design clothing.

On July 10, 2009 the Company abandoned its efforts in the field of active/leisure fashion design clothing when it acquired 100% of the share capital of Entest BioMedical, Inc., a California corporation, (“Entest CA”).

The Company’s current business consists of the development and commercialization of immunotherapeutic therapies for the veterinary market as well as the acquisition and operation of veterinary hospitals.

Summary of Significant Accounting Policies	3 Months Ended	12 Months Ended
	May 31, 2012	Aug. 31, 2011
Accounting Policies
Significant Accounting Policies

NOTE 3.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

A. BASIS OF ACCOUNTING

The financial statements have been prepared using the basis of accounting generally accepted in the United States of America. Under this basis of accounting, revenues are recorded as earned and expenses are recorded at the time liabilities are incurred. The Company has adopted an August 31 fiscal year-end.

B. PRINCIPLES OF CONSOLIDATION

The consolidated financial statements include the accounts of Entest CA, the Company’s wholly owned subsidiary. Significant inter-company transactions have been eliminated.

C. USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

D. DEVELOPMENT STAGE

The Company is a development stage company that devotes substantially all of its efforts in the development of its business.

E. CASH EQUIVALENTS

The Company considers all highly liquid investments with a maturity of three months or less when purchased to be cash equivalents.

F. PROPERTY AND EQUIPMENT

Property and equipment are recorded at cost. Maintenance and repairs are expensed in the year in which they are incurred. Expenditures that enhance the value of property and equipment are capitalized.

G. FAIR VALUE OF FINANCIAL INSTRUMENTS

Fair value is the price that would be received for an asset or the exit price that would be paid to transfer a liability in the principal or most advantageous market in an orderly transaction between market participants on the measurement date.  A fair value hierarchy requires an entity to maximize the use of observable inputs, where available. The following summarizes the three levels of inputs required by the standard that the Company uses to measure fair value:

Level 1:  Quoted prices in active markets for identical assets or liabilities

Level 2:  Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the related assets or liabilities.

Level 3:  Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The Company’s financial instruments as of May 31, 2012 consisted of $273,604 of Notes Payable, $62,483 of Convertible Notes payable (net of discount), $8,000 due to TheraCyte, Inc., $4,349 of Employee Receivables and $52,940 due to the Company from Bio Matrix Scientific Group, Inc.  The fair value of all of the Company’s financial instruments as of May 31, 2012 were valued according to the Level 2 input. The carrying amount of the financial instruments is equal to the fair value as determined by the Company

H. INCOME TAXES

The Company accounts for income taxes using the liability method prescribed by ASC 740, “Income Taxes.” Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the year in which the differences are expected to reverse. The Company records a valuation allowance to offset deferred tax assets if based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rates is recognized as income or loss in the period that includes the enactment date.

The Company applied the provisions of ASC 740-10-50, “Accounting For Uncertainty In Income Taxes”, which provides clarification related to the process associated with accounting for uncertain tax positions recognized in our financial statements. Audit periods remain open for review until the statute of limitations has passed. The completion of review or the expiration of the statute of limitations for a given audit period could result in an adjustment to the Company’s liability for income taxes. Any such adjustment could be material to the Company’s results of operations for any given quarterly or annual period based, in part, upon the results of operations for the given period. As of May 31, 2012, the Company had no uncertain tax positions, and will continue to evaluate for uncertain positions in the future.

The Company generated a deferred tax credit through net operating loss carry forward.  However, a valuation allowance of 100% has been established.

Interest and penalties on tax deficiencies recognized in accordance with ACS accounting standards are classified as income taxes in accordance with ASC Topic 740-10-50-19.

I.  BASIC EARNINGS (LOSS) PER SHARE

The Financial Accounting Standards Board (FASB) issued Accounting Standards Codification (ASC) 260, "Earnings Per Share", which specifies the computation, presentation and disclosure requirements for earnings (loss) per share for entities with publicly held common stock. ASC 260 requires the presentation of basic earnings (loss) per share and diluted earnings (loss) per share. The Company has adopted the provisions of ASC 260 effective from inception.

Basic net loss per share amounts is computed by dividing the net income by the weighted average number of common shares outstanding. Diluted earnings per share are the same as basic earnings per share due to the lack of dilutive items in the Company.

NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

A. BASIS OF ACCOUNTING

The financial statements have been prepared using the basis of accounting generally accepted in the United States of America. Under this basis of accounting, revenues are recorded as earned and expenses are recorded at the time liabilities are incurred. The Company has adopted an August 31 fiscal  year-end.

B. PRINCIPLES OF CONSOLIDATION

The consolidated financial statements include the accounts of  Entest CA, the Company’s wholly owned subsidiary. Significant inter-company transactions have been eliminated.

C. USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

D. DEVELOPMENT STAGE

The Company is a development stage company that devotes substantially all of its efforts in the development of its business.

E. CASH EQUIVALENTS

The Company considers all highly liquid investments with a maturity of three months or less when purchased to be cash equivalents.

F. PROPERTY AND EQUIPMENT

Property and equipment are recorded at cost. Maintenance and repairs are expensed in the year in which they are incurred. Expenditures that enhance the value of property and equipment are capitalized.

G. FAIR VALUE OF FINANCIAL INSTRUMENTS

Fair value is the price that would be received for an asset or the exit price that would be paid to transfer a liability in the principal or most advantageous market in an orderly transaction between market participants on the measurement date.  A fair value hierarchy requires an entity to maximize the use of observable inputs, where available. The following summarizes the three levels of inputs required by the standard that the Company uses to measure fair value:

Level 1:  Quoted prices in active markets for identical assets or liabilities

Level 2:  Observable inputs other than Level 1 prices, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the related assets or liabilities.

Level 3:  Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The Company’s financial instruments as of August 31, 2011 consisted of $159,911 of Notes Payable, $42,430 of Convertible Notes payable (net of discount), $8,000 due to TheraCyte, Inc, and $4,349 of Employee Receivables.  The fair value of all of the Company’s financial instruments as of September 30, 2010 were valued according to the Level 2 input. The carrying amount  of the financial instruments is equal to the fair value as determined by the Company

H. INCOME TAXES

The Company accounts for income taxes using the liability method prescribed by ASC 740, “Income Taxes.” Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the year in which the differences are expected to reverse. The Company records a valuation allowance to offset deferred tax assets if based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rates is recognized as income or loss in the period that includes the enactment date.

The Company applied the provisions of ASC 740-10-50, “Accounting For Uncertainty In Income Taxes”, which provides clarification related to the process associated with accounting for uncertain tax positions recognized in our financial statements. Audit periods remain open for review until the statute of limitations has passed. The completion of review or the expiration of the statute of limitations for a given audit period could result in an adjustment to the Company’s liability for income taxes. Any such adjustment could be material to the Company’s results of operations for any given quarterly or annual period based, in part, upon the results of operations for the given period. As of August 31, 2011 and 2010, the Company had no uncertain tax positions, and will continue to evaluate for uncertain positions in the future.

The Company generated a deferred tax credit through net operating loss carry forward.  However, a valuation allowance of 100% has been established.

Interest and penalties on tax deficiencies recognized in accordance with ACS accounting standards are classified as income taxes in accordance with ASC Topic 740-10-50-19.

I.  BASIC EARNINGS (LOSS) PER SHARE

The Financial Accounting Standards Board (FASB) issued Accounting Standards Codification (ASC) 260, "Earnings Per Share", which specifies the computation, presentation and disclosure requirements for earnings (loss) per share for entities with publicly held common stock. ASC 260 requires the presentation of basic earnings (loss) per share and diluted earnings (loss) per share. The Company has adopted the provisions of ASC 260 effective from inception.

Basic net loss per share amounts is computed by dividing the net income by the weighted average number of common shares outstanding. Diluted earnings per share are the same as basic earnings per share due to the lack of dilutive items in the Company.

Recent Accounting Pronouncements	3 Months Ended	12 Months Ended
	May 31, 2012	Aug. 31, 2011
Accounting Changes and Error Corrections
Description of New Accounting Pronouncements Not yet Adopted

NOTE 4. RECENT ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-04, "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs." The amendments in this update generally represent clarifications of Topic 820, but also include some instances where a particular principle or requirement for measuring fair value or disclosing information about fair value measurements has changed. This update results in common principles and requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and IFRS. The amendments in this update are to be applied prospectively. The amendments are effective for interim and annual periods beginning after December 15, 2011. Early application is not permitted. The Company does not expect this guidance to have a significant impact on its consolidated financial position, results of operations or cash flows.

In June 2011, the FASB issued ASU No. 2011-05, "Presentation of Comprehensive Income." This update was amended in December 2011 by ASU No. 2011-12, "Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05." This update defers only those changes in update 2011-05 that relate to the presentation of reclassification adjustments. All other requirements in update 2011-05 are not affected by this update, including the requirement to report comprehensive income either in a single continuous financial statement or in two separate but consecutive financial statements. ASU No. 2011-05 and 2011-12 are effective for fiscal years (including interim periods) beginning after December 15, 2011. The Company does not expect this guidance to have a significant impact on its consolidated financial position, results of operations or cash flows.

In December 2011, the FASB issued ASU No. 2011-11, "Disclosures about Offsetting Assets and Liabilities." The amendments in this update require enhanced disclosures around financial instruments and derivative instruments that are either (1) offset in accordance with either ASC 210-20-45 or ASC 815-10-45 or (2) subject to an enforceable master netting arrangement or similar agreement, irrespective of whether they are offset in accordance with either ASC 210-20-45 or ASC 815-10-45. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. The amendments are effective during interim and annual periods beginning on or after January 1, 2013. The Company does not expect this guidance to have any impact on its consolidated financial position, results of operations or cash flows.

A variety of proposed or otherwise potential accounting standards are currently under study by standard setting organizations and various regulatory agencies.  Due to the tentative and preliminary nature of those proposed standards, the Company’s management has not determined whether implementation of such standards would be material to its financial statements.

NOTE 3.  RECENT ACCOUNTING PRONOUNCEMENTS

In February 2010, the FASB issued ASU No. 2010-09, “Subsequent Events (ASC Topic 855), Amendments to Certain Recognition and Disclosure Requirements.” This Standard update requires a SEC Filer to (1) evaluate subsequent events through the date that the financial statements are issued or available to be issued, (2) defines “SEC Filer” as an entity that is required to file or furnish its financial statements with either the SEC or, with respect to an entity subject to Section 12(i) of the Securities Exchange Act of 1934, as amended, the appropriate agency under that Section, (3) not be bound to disclosing the date through which subsequent events have been evaluated, (4) note the definition of public entity is not longer defined nor necessary for Topic 855, (5) note the scope of the reissuance disclosure requirements is refined to include revised financial statements only. These Updates are effective for interim or annual periods ending after June 15, 2010. ASU No. 2010-09 has no effect on the Company’s financial position, statements of operations, or cash flows at this time.

In January 2010, the FASB issued ASU No. 2010-08, “Technical Corrections to various Topics.” This Standard is being updated to eliminate outdated or inconsistent GAAP standards and to clarify the Boards original intent mainly with regards to derivatives and hedging. This is effective for the first reporting period (including interim periods) beginning after issuance. ASU No. 2010-08 has no effect on the Company’s financial position, statements of operations, or cash flows at this time.

In January 2010, the FASB issued ASU No. 2010-06, “Improving Disclosures about Fair Value Measurements” related to ASC Topic 820-10.  This update requires new disclosures to; transfers in or out of Levels 1 and 2, activity in Level 3fair value measurements, Level of disaggregation, and disclosures about inputs and valuation techniques. This amendment will be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. ASU No. 2010-06 has no impact on the Company’s results of operations, financial condition or cash flows.

In January 2010, the FASB issued ASU No. 2010-01, amends SFAS No. 168, “The FASB Accounting Standards Codification(TM) and the Hierarchy of Generally Accepted Accounting Principles.” This Standard codified in ASC 105 is being modified to include the authoritative and non-authoritative levels of GAAP. This amendment is effective for financial statements issued for interim and annual periods ending after September 15, 2009. ASU No. 2010-01 has no effect on the Company’s financial position, statements of operations, or cash flows at this time.

In January, 2010, the FASB issued ASU 2010-06, Improving Disclosures about Fair Value Measurements. The standard amends ASC Topic 820, Fair Value Measurements and Disclosures to require additional disclosures related to transfers between levels in the hierarchy of fair value measurement. The standard does not change how fair values are measured. The standard is effective for interim and annual reporting periods beginning after December 15, 2009. As a result, it is effective for the Company in the first quarter of fiscal year 2010. The Company does not believe that the adoption of ASU 2010-06 will have a material impact on consolidated its financial statements.

In June 2009, the FASB issued new guidance which is now part of ASC 105-10 (formerly Statement of Financial Accounting Standards No. 168, The FASB Accounting Standards Codification and the Hierarchy of Generally Accepted Accounting Principles). ASC 105-10 replaces FASB Statement No. 162, "The Hierarchy of Generally Accepted Accounting Principles", and establishes the FASB Accounting Standards Codification as the source of authoritative accounting principles recognized by the FASB to be applied by nongovernmental entities in the preparation of financial statements in conformity with generally accepted accounting principles. ASC 105-10 is effective for interim and annual periods ending after September 15, 2009. The adoption of ASC 105-10 did not have a material impact on the Company’s financial statements.

In June 2009, the FASB amended ASC 810 (formerly Statement of Financial Accounting Standards No.167, Amendments to FASB Interpretation No. 46(R)).  The amendments include: (1) the elimination of the exemption for qualifying special purpose entities, (2) a new approach for determining who should consolidate a variable-interest entity, and (3) changes to when it is necessary to reassess who should consolidate a variable-interest entity.  ASC 810 is effective for the first annual reporting period beginning after November 15, 2009 and for interim periods within that first annual reporting period. The Company will adopt ASC 810 in fiscal 2010. The Company does not expect that the adoption of ASC 810 will have a material impact on its financial statements.

In June 2009, the FASB amended ASC 860, (formerly SFAS No. 166, Accounting for Transfers of Financial Assets, an amendment to SFAS No. 140).  ASC 860 eliminates the concept of a “qualifying special-purpose entity,” changes the requirements for derecognizing financial assets, and requires additional disclosures in order to enhance information reported to users of financial statements by providing greater transparency about transfers of financial assets, including securitization transactions, and an entity’s continuing involvement in and exposure to the risks related to transferred financial assets. ASC 860 is effective for fiscal years beginning after November 15, 2009. The Company will adopt ASC 860 in fiscal 2010. The Company does not expect that the adoption of ASC 860 will have a material impact on its financial statements.

In May 2009, the FASB issued new guidance for accounting for subsequent events.  The new guidance, which is now part of ASC 855-10, Subsequent Events (formerly, SFAS No. 165, Subsequent Events) is consistent with existing auditing standards in defining subsequent events as events or transactions that occur after the balance sheet date but before the financial statements are issued or are available to be issued, but it also requires the disclosure of the date through which an entity has evaluated subsequent events and the basis for that date. The new guidance defines two types of subsequent events: “recognized subsequent events” and “non-recognized subsequent events.” Recognized subsequent events provide additional evidence about conditions that existed at the balance sheet date and must be reflected in the Company’s financial statements.  Non-recognized subsequent events provide evidence about conditions that arose after the balance sheet date and are not reflected in the financial statements of a company.  Certain non-recognized subsequent events may require disclosure to prevent the financial statements from being misleading.  The new guidance was effective on a prospective basis for interim or annual periods ending after June 15, 2009.  The Company adopted the provisions of ASC 855-10 as required.

Going Concern	3 Months Ended	12 Months Ended
	May 31, 2012	Aug. 31, 2011
Organization, Consolidation and Presentation of Financial Statements {1}
Going Concern Note

NOTE 5.  GOING CONCERN

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern. The Company generated net losses of $3,203,632 during the period from August 22, 2008 (inception) through May 31, 2012. This condition raises substantial doubt about the Company's ability to continue as a going concern. The Company's continuation as a going concern is dependent on its ability to meet its obligations, to obtain additional financing as may be required and ultimately to attain profitability. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Management plans to raise additional funds primarily by offering securities for cash. Management has raised $102,000 net of legal expenses in the nine months ended May 31, 2012 through the issuance of convertible notes. The Company has also raised $109,475 from net borrowings during the six month ended May 31, 2012.

On June 1, 2012 the Company entered into an Equity Purchase Agreement (the "June Purchase Agreement") with Southridge Partners II, LP, a Delaware limited partnership ("Southridge").

Under the terms of the June Purchase Agreement, Southridge will purchase, at the Company's election, up to $10,000,000 of the Company's registered common stock (the "Shares"). During the term of the Purchase Agreement, the Company may at any time deliver a "put notice" to Southridge thereby requiring Southridge to purchase a certain dollar amount of the Shares. Simultaneous with the delivery of such Shares, Southridge shall deliver payment for the Shares. Subject to certain restrictions, the purchase price for the Shares shall be equal to 91% of the average of the two lowest Closing Prices during the Valuation Period as such capitalized terms are defined in the Agreement.

The number of Shares sold to Southridge shall not exceed the number of such shares that, when aggregated with all other shares of common stock of the Company then beneficially owned by Southridge, would result in Southridge owning more than 9.99% of all of the Company's common stock then outstanding. Additionally, Southridge may not execute any short sales of the Company's common stock.

Any sale of Shares pursuant to the June Agreement is subject to a Registration Statement filed under the Securities Act of 1933 remaining effective for the sale by Southridge of those Shares.

June Agreement shall terminate (i) on the date on which Southridge shall have purchased Shares pursuant to this Agreement for an aggregate Purchase Price of $10,000,000, or (ii) on the date occurring 24 months from the date on which the June Agreement was executed and delivered by the Company and Southridge.

The Company has also agreed to pay the following to Capital Path Securities LLC for acting as the Company’s exclusive advisor and placement agent in connection with the June Purchase Agreement a  cash placement fee of 5% of funds received by the Company through the sale of Shares to Southridge as such funds are received by the Company.

On June 12, 2012 a registration statement on form S-1 was filed with the United States Securities and Exchange Commission registering 46,238,705 shares of the Company’s   common stock that will be put to Southridge pursuant to the June Agreement.

There is no guarantee that the Company will be able to raise additional capital through offerings.

NOTE 4.  GOING CONCERN

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern. The Company generated net losses of $1,742,597 during the period from August 22, 2008 (inception) through August 31, 2011. This condition raises substantial doubt about the Company's ability to continue as a going concern. The Company's continuation as a going concern is dependent on its ability to meet its obligations, to obtain additional financing as may be required and ultimately to attain profitability. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Management plans to raise additional funds by obtaining governmental and nongovernmental grants as well as offering securities for cash. Management has yet to decide what type of offering the Company will use or how much capital the Company will raise. There is no guarantee that the Company will be able to raise any capital through any type of offerings. Management can give no assurance that any governmental or nongovernmental grant will be obtained by the Company despite the Company’s best efforts. Management also plans to acquire one or more operating veterinary clinics in order to generate cash flow to fund research and development. Management can give no assurance that any such clinics can be acquired on terms favorable to the Company, if at all, and if acquired whether such clinics would generate cash flow sufficient to fund the Company’s operations. Management has raised $332,500 in the twelve months ended August 31, 2011through the sale of the Company’s securities.

Notes Payable - Current Liability	12 Months Ended
Aug. 31, 2011
Debt
Debt Disclosure

NOTE 5.  NOTES PAYABLE (Current Liability)

Notes Payable (Current Liability)

	2011	2010

Bombardier Pacific Ventures (Note 7)		80,471
Bio-Technology Partners Business Trust	92,050	28,150
Officer Loans (Note 7)	28,961	47,945
Venture Bridge Advisors	29,000	0
Current portion of amounts to be paid on
behalf of Gregory McDonald and Pet Pointers, Inc. (Note 9 )	9,910	0

8% Convertible Notes Payable (net of unamortized beneficial
conversion feature) (Note 12)	42,430	0

Accrued Interest Bombardier Pacific Ventures (Note 7)	1,228	5,128
Accrued Interest Bio Technology Partners Business Trust	4087	161
Accrued Interest Officer Loans (Note 7)	2,793	1,785
Accrued Interest Venture Bridge Advisors	868
Accrued Interest Convertible Notes (Note 12)	1,371	0

Both of Bio Technology Partners Business Trust and Venture Bridge Advisors have provided lines of credit to the Company in the amount of $200,000 each or so much thereof as may be disbursed to, or for the benefit of the Company by Lender in Lender's sole and absolute discretion. The unpaid principal of these lines of credit bear simple interest at the rate of ten percent per annum. Interest is calculated based on the principal balance as may be adjusted from time to time to reflect additional advances or payments made hereunder. Principal balance and accrued interest shall become due and payable in whole or in part at the demand of the Lender.

Notes Payable - Long Term Liability	12 Months Ended
Aug. 31, 2011
Other Liabilities {1}
Other Liabilities Disclosure	NOTE 6. NOTES PAYABLE (Long Term Liability)

	2011	2010
Non Current portion of amounts to be paid on
behalf of Gregory McDonald and Pet Pointers, Inc. (Note 9)	79,143	0

Related Party Transactions	3 Months Ended	12 Months Ended
	May 31, 2012	Aug. 31, 2011
Related Party Disclosures
Related Party Transactions Disclosure

NOTE 6.  RELATED PARTY TRANSACTIONS

Between  March 1 , 2012  and  May 31 , 2012  David R. Koos the Company’s Chairman and Chief Executive Officer, made loans to the Company totaling $13,625. These loans are due and payable at the demand of David R. Koos and bear simple interest at a rate of 15% per annum.

As of May 31, 2012 the Company remains personally indebted to David R. Koos in the principal amount of $32,580. These loans are due and payable at the demand of David R. Koos and bear simple interest at a rate of 15% per annum.

As of May 31, 2012 Bio-Matrix Scientific Group, Inc. (“BMSN”), a major  shareholder of the Company, is indebted to the Company in the amount of $52,940. This amount is non interest bearing and is due at the demand of the Company.

NOTE 7.  RELATED PARTY TRANSACTIONS

Between September 1, 2010 and August 31, 2011, Bombardier Pacific Ventures (“Bombardier”), a company controlled by David R. Koos who is the Company’s Chief Executive Officer, made loans to the Company totaling $7,438. These loans are due and payable at the demand of Bombardier and bear simple interest at a rate of 15% per annum.

Between September 1, 2010 and August 31, 2011, David R. Koos personally made loans to the Company totaling $114,561. These loans are due and payable at the demand of David R. Koos and bear simple interest at a rate of 15% per annum.

As of August 31, 2011 the Company remains indebted to Bombardier in the amount of $1,281 consisting of interest accrued and unpaid on the Bombardier loans.

As of August 31, 2011 the Company remains indebted to David R. Koos in the amount of $31,756 consisting of the remaining principal amount of the Koos Loans ($28,963) plus interest accrued but unpaid on the Koos loans ($2,793).

On June 15, 2009 the Company entered into an agreement with Bio Matrix Scientific Group, Inc. (“BMSN”), a significant shareholder of the Company, whereby the Company has agreed to sublease approximately 3,000 square feet of office space from BMSN for a term of 3 years for consideration consisting of monthly rental payments of $4,100 per month.  Beginning October 2010 the Company has been paying rental expenses directly to the owner of the subleased space and is currently carrying a balance of $59,500 of rental expenses prepaid to BMSN.

On April 4, 2011, the Company issued 600,000 shares of common stock to David Koos, CEO, in lieu of outstanding loans to Mr. Koos and to Bombardier, a company controlled by Mr. Koos. The loan balances and accrued interest were paid in the amount of $251,178.

On June 9, 2011, the Company issued 5,000 shares of Series AA Preferred Stock to David Koos, the Company’s CEO as payment of Accrued Salary in the amount of $2,000.

Acquisition of Entest CA	12 Months Ended
Aug. 31, 2011
Investments, Equity Method and Joint Ventures
Equity Method Investments Disclosure

NOTE 8.  ACQUISITION OF ENTEST CA

On July 10, 2009 the Company acquired 100% of Entest CA, a California corporation and wholly owned subsidiary of the Company, from BMSN for consideration consisting of (a) the issuance to BMSN of 10,000,000 newly issued common shares of Entest and (b) the return by Mr. Rick Plote of 10,000,000 shares of Entest’s common stock previously issued to him by Entest for cancellation.

Acquisition of the Assets of Pet Pointers, Inc.	12 Months Ended
Aug. 31, 2011
Deferred Costs, Capitalized, Prepaid, and Other Assets
Other Assets Disclosure

NOTE 9.  ACQUISITION OF THE ASSETS OF PET POINTERS, INC.

On January 4, 2011Entest CA acquired from Pet Pointers, Inc., a California corporation doing business as McDonald Animal Hospital (“Seller”), and Dr. Gregory McDonald DVM (“McDonald”) all the goodwill from McDonald and assets of Seller except cash and accounts receivables used in connection with the operation of a veterinary medical clinic located at 225 S. Milpas Street, Santa Barbara, CA 93103 (the "Business").

Consideration for the acquisition consisted of

   I. $70,000 in cash

   II. $210,000 of the Company’s  common shares valued at the closing price per share as of January 4, 2011

   III. Payment of no more than $78,000 to a creditor of the Seller to be paid in monthly installments of $1,500 per month

   IV. Payment of no more than $25,000 to additional creditors of the Seller to be paid in monthly installments of $825 per month

   V. Payment of $50,000 to McDonald on the first business day of the fourth month following the closing of the acquisition (“Closing”)

The Company is  also obligated  to make payment to McDonald of that number of shares of common stock of the Company’s common stock valued at the closing bid price of the trading day immediately prior to issuance which shall equal $70,000 upon completion of the first calendar year during the Employment Period (as such period is defined in the employment agreement entered into between McDonald and Entest CA dated December 31, 2010) in which the Business generates gross sales in excess of $700,000.

Income Taxes	3 Months Ended	12 Months Ended
	May 31, 2012	Aug. 31, 2011
Income Taxes {1}
Income Tax Disclosure

NOTE 7.  INCOME TAXES

As of May 31, 2011:

Deferred tax assets:
Net operating tax carry forwards	$ 1,126,248
Other	-0-
Gross deferred tax assets	1,126,248
Valuation allowance	(1,126,248)

Net deferred tax assets	$-0-

As of  May 31 ,2012  the Company has a Deferred Tax Asset of $1,126,248 completely attributable to net operating loss carry forwards of approximately $3,217,279  (which expire 20 years from the date the loss was incurred) consisting of:

(a)  $ 13,647 of Net Operating Loss carry forwards acquired in the reverse acquisition of Entest BioMedical, Inc., a California corporation, and

(b)  $ 3,203,632  of Net Operating Loss carry forwards attributable to Entest BioMedical, Inc.

Realization of deferred tax assets is dependent upon sufficient future taxable income during the period that deductible temporary differences and carry forwards are expected to be available to reduce taxable income. A valuation allowance is recorded when it is "more likely-than-not" that a deferred tax asset will not be realized. In addition, the reverse acquisition in which Entest BioMedical, Inc. was involved in 2009 has resulted in a change of control.  Internal Revenue Code Sec 382 limits the amount of income that may be offset by net operating loss (NOL) carryovers after an ownership change. As a result, the Company has recorded a valuation allowance reducing all deferred tax assets to $ -0-.

NOTE 10.  INCOME TAXES

As of August 31, 2011

Deferred tax assets:
Net operating tax carry forwards	$ 614,685
Other	-0-
Gross deferred tax assets	614,685
Valuation allowance	(614,685)

Net deferred tax assets	$ -0-

As of  May 31, 2011 the Company has a Deferred Tax Asset of $613,441 completely attributable to net operating loss carry forwards of approximately $1,756,244 (which expire 20 years from the date the loss was incurred) consisting of:

(a)  $ 13,647 of Net Operating Loss carry forwards acquired in the reverse acquisition of Entest BioMedical, Inc, a California corporation, and

(b)  $ 1,752,293  of Net Operating Loss carry forwards attributable to Entest BioMedical, Inc.

Realization of deferred tax assets is dependent upon sufficient future taxable income during the period that deductible temporary differences and carry forwards are expected to be available to reduce taxable income. A valuation allowance is recorded when it is “more likely-than-not” that a deferred tax asset will not be realized. In addition, the reverse acquisition in which Entest BioMedical, Inc. was involved in 2009 has resulted in a change of control.  Internal Revenue Code Sec 382 limits the amount of income that may be offset by net operating loss (NOL) carryovers after an ownership change. As a result, the Company has recorded a valuation allowance reducing all deferred tax assets to $ -0-.

Commitment and Contingencies	3 Months Ended	12 Months Ended
	May 31, 2012	Aug. 31, 2011
Commitment and Contingencies
Commitments and Contingencies Disclosure

NOTE 8.  COMMITMENTS AND CONTINGENCIES

On November 1, 2011, the Company entered into an agreement to lease approximately 2,320 square feet of office space beginning December 1, 2011 for a period of five years.

Rent to be charged to the Company pursuant to the lease is as follows:

$2,996 per month for the period beginning December 1, 2011 and ending November 30, 2012

$3,116 per month for the period beginning December 1, 2012 and ending November 30, 2013

$3,241 per month for the period beginning December 1, 2013 and ending November 30, 2014

$3,371 per month for the period beginning December 1, 2014 and ending November 30, 2015

$3,506 per month for the period beginning December 1, 2015 and ending November 30, 2016

This property is utilized as office space. The Company believes that the foregoing property is adequate to meet its current needs. While it is anticipated that the Company will require access to laboratory facilities in the future, the Company believes that access to such facilities are available from a variety of sources.

On January 4, 2011, as part of the asset purchase agreement with the Company and Gregory McDonald and Pet Pointers, Inc., the Company pays on behalf of Gregory McDonald and Pet Pointers monthly rent of $7,526 to Anthony Marinelli for the terms indicated in the Gregory McDonald / Pet Pointers lease.  These payments are not obligations of the Company but, are payments the Company agreed to make on behalf of Gregory McDonald and Pet Pointers as part of the Asset Purchase Agreement.

On January 4, 2011, as part of the asset purchase agreement with the Company and Gregory McDonald on behalf of Pet Pointers, Inc., the Company pays on behalf of Gregory McDonald and Pet Pointers monthly payments of $1,500 to Anthony and Judi Marinelli towards the extinguishment of a total note of $78,000. These payments are payments the Company agreed to make on behalf of Gregory McDonald and Pet Pointers.

On January 4, 2011, as part of the asset purchase agreement with the Company and Gregory McDonald on behalf of Pet Pointers, Inc., the Company pays on behalf of Gregory McDonald and Pet Pointers an installment agreement due to the Franchise Tax Board in the amount of $11,405 with monthly payments of $400. These payments are payments the Company agreed to make on behalf of Gregory McDonald and Pet Pointers.

On January 4, 2011, as part of the asset purchase agreement with the Company and Gregory McDonald on behalf of Pet Pointers, Inc., the Company pays on behalf of Gregory McDonald and Pet Pointers an installment agreement due to the Internal Revenue Service in the amount of $13,595 with monthly payments of $425. These payments are payments the Company agreed to make on behalf of Gregory McDonald and Pet Pointers.

On February 3, 2011, a Complaint (“Complaint”) was filed in the U.S. District Court Middle District of the State of Pennsylvania against the Company, the Company’s Chairman and BMSN. by 18KT.TV LLC (“Plaintiffs”) seeking to recover general damages from the Company. in excess of $125,000. The Complaint alleges breach of contract and unjust enrichment relating to an investor relations contract executed by the Company and Craig Fischer (on behalf of 18KT.TV LLC). The Complaint also seeks similar damages from BMSN. The Company believes that the allegations in the complaint are without merit and intends to vigorously defend its interests in this matter. At this time, it is not possible to predict the ultimate outcome of these matters.

On May 24, 2012, a Complaint (“Complaint”) was filed in the U.S. Bankruptcy Court for the District of Oregon against the Company by Titterington Veterinary Services Inc. (“TVS”). The Complaint is an adversary proceeding filed by TVS arising from TVS’s bankruptcy case currently pending in U.S. Bankruptcy Court for the District of Oregon. The Complaint alleges Breach of Contract resulting from the Company’s alleged failure to pay certain expenses the Company was required to pay pursuant to an agreement with TVS, Dr. Ronald Titterington, DVM and Dr. Kathy Snell, DVM (“TVS Agreement”). TVS is seeking a judgment and money award against the Company in an amount to be proven at trial which TVS estimates in the Complaint to be up to $50,000. TVS is also seeking a judgment and order against the Company to provide an accounting of all revenues received by the Company pursuant to the TVS Agreement, all expenses paid, unpaid, and due and owing  pursuant to the TVS Agreement as well as a revenue share which TVS claims is due them pursuant to the TVS Agreement. TVS is also seeking a judgment requiring the Company to turn over a sum of money equal to expenses the Company was obligated to pay pursuant to the TVS Agreement. TVS is also seeking attorney’s fees and expenses.  The Company believes that the allegations in the complaint are without merit and intends to vigorously defend its interests in this matter. At this time, it is not possible to predict the ultimate outcome of these matters and an outcome unfavorable to the Company may have a material adverse effect on the Company.

There were no other legal proceedings against the Company with respect to matters arising in the ordinary course of business. The Company is not involved in any other litigation either as plaintiffs or defendants, and has no knowledge of any threatened or pending litigation against the Company.

On June 1, 2012 the Company entered into an Equity Purchase Agreement (the "June Purchase Agreement") with Southridge Partners II, LP, a Delaware limited partnership ("Southridge").

Under the terms of the June Purchase Agreement, Southridge will purchase, at the Company's election, up to $10,000,000 of the Company's registered common stock (the "Shares"). During the term of the Purchase Agreement, the Company may at any time deliver a "put notice" to Southridge thereby requiring Southridge to purchase a certain dollar amount of the Shares. Simultaneous with the delivery of such Shares, Southridge shall deliver payment for the Shares. Subject to certain restrictions, the purchase price for the Shares shall be equal to 91% of the average of the two lowest Closing Prices during the Valuation Period as such capitalized terms are defined in the Agreement.

The number of Shares sold to Southridge shall not exceed the number of such shares that, when aggregated with all other shares of common stock of the Company then beneficially owned by Southridge, would result in Southridge owning more than 9.99% of all of the Company's common stock then outstanding. Additionally, Southridge may not execute any short sales of the Company's common stock.

Any sale of Shares pursuant to the June Agreement is subject to a Registration Statement filed under the Securities Act of 1933 remaining effective for the sale by Southridge of those Shares.

June Agreement shall terminate (i) on the date on which Southridge shall have purchased Shares pursuant to this Agreement for an aggregate Purchase Price of $10,000,000, or (ii) on the date occurring 24 months from the date on which the June Agreement was executed and delivered by the Company and Southridge.

The Company has also agreed to pay the following to Capital Path Securities LLC for acting as the Company’s exclusive advisor and placement agent in connection with the June Purchase Agreement a  cash placement fee of 5% of funds received by the Company through the sale of Shares to Southridge as such funds are received by the Company.

On June 12, 2012 a registration statement on form S-1 was filed with the United States Securities and Exchange Commission registering 46,238,705 shares of the Company’s   common stock that will be put to Southridge pursuant to the June Agreement.

NOTE 11.  COMMITMENTS AND CONTINGENCIES

On June 15, 2009, the Company entered into an agreement with BMSN whereby the Company has agreed to sublease approximately 3,000 square feet of office space from BMSN for 36 months commencing on June 30, 2009 and ending on June 30, 2012 for consideration consisting of monthly rental payments of $4,100 per month. the Company. currently pays monthly rent of $4,176 directly to the owner of the property  for the term indicated.

This property is utilized as office space. The Company believes that the foregoing property is adequate to meet its current needs. While it is anticipated that the Company will require access to laboratory facilities in the future, the Company believes that access to such facilities are available from a variety of sources.

On January 4, 2011, as part of the asset purchase agreement with the Company and Gregory McDonald / Pet Pointers, Inc., the Company pays on behalf of Gregory McDonald and Pet Pointers monthly rent of $7,320 (which adjusts to $7,576 in July, 2011) to Anthony Marinelli for the terms indicated in the Gregory McDonald / Pet Pointers lease. These payments are not obligations of the Company but, are payments the Company agreed to make on behalf of Gregory McDonald and Pet Pointers as part of the Asset Purchase Agreement.

On January 4, 2011, as part of the asset purchase agreement with the Company and Gregory McDonald on behalf of Pet Pointers, Inc., the Company pays on behalf of Gregory McDonald and Pet Pointers monthly payments of $1,500 to Anthony and Judi Marinelli towards the extinguishment of a total note of $78,000. These payments are payments the Company agreed to make on behalf of Gregory McDonald and Pet Pointers.

On January 4, 2011, as part of the asset purchase agreement with the Company and Gregory McDonald on behalf of Pet Pointers, Inc., the Company pays on behalf of Gregory McDonald and Pet Pointers an installment agreement due to the Franchise Tax Board in the amount of $11,405 with monthly payments of $400. These payments, are payments the Company agreed to make on behalf of Gregory McDonald and Pet Pointers.

On January 4, 2011, as part of the asset purchase agreement with the Company and Gregory McDonald on behalf of Pet Pointers, Inc., the Company pays on behalf of Gregory McDonald and Pet Pointers an installment agreement due to the Internal Revenue Service in the amount of $13,595 with monthly payments of $425. These payments are payments the Company agreed to make on behalf of Gregory McDonald and Pet Pointers.

On February 3, 2011, a Complaint (“Complaint”) was filed in the U.S. District Court Middle District of the State of Pennsylvania against the Company, the Company’s Chairman and BMSN. by 18KT.TV LLC (“Plaintiffs”) seeking to recover general damages from the Company. in excess of $125,000. The Complaint alleges breach of contract and unjust enrichment relating to an investor relations contract executed by the Company and Craig Fischer (on behalf of 18KT.TV LLC). The Complaint also seeks similar damages from BMSN. and $50,000 in damages from David Koos (Chairman & CEO of both the Company  and BMSN.). The Company believes that the allegations in the complaint are without merit and intends to vigorously defend its interests in this matter. At this time, it is not possible to predict the ultimate outcome of these matters.

There were no other legal proceedings against the Company with respect to matters arising in the ordinary course of business. Neither the Company nor any of its officers or directors is involved in any other litigation either as plaintiffs or defendants, and have no knowledge of any threatened or pending litigation against them or any of the officers or directors.

Commitments

	2011	2012	2013	2014	2015
Office lease	$50,112	$25,056	$-	$-	$-
Veterinary clinic lease	89,376	45,456	-	-	-
Marinelli Note	18,000	18,000	18,000	18,000	18,000
IRS installment agreement	5,100	5,100	5,100	5,100	5,100
FTB installment agreement	4,800	4,800	4,800	4,800	4,800
TOTAL	$167,388	$98,412	$27,900	$27,900	$27,900

Convertible Notes	3 Months Ended	12 Months Ended
	May 31, 2012	Aug. 31, 2011
Derivative Instruments and Hedging Activities
Derivatives and Fair Value

NOTE 9. CONVERTIBLE NOTES

On May 20, 2011, the Company issued a convertible promissory note in the amount of $42,500 which was received May 26, 2011. The note bears an interest rate of eight percent (8%), matures on February 23, 2012 and may be converted after 180 days from execution of this note for shares of the Company’s common stock. The note may be converted at a forty two percent (42%) discount to the average of the lowest 3 closing bid prices of the common stock during the 10 trading days prior to the conversion date. The issuance of the note amounted in a beneficial conversion feature of $16,398 which has been amortized under the Interest Method. As of February 29, 2012, $42,500 of the principal amount due and $1700 in accrued interest has been converted into 960,753 shares of the common stock of the Company.

On July 5, 2011, the Company issued a convertible promissory note (the “Second Note”) in the principal amount of $ $37,500. The Second Note, which matures April 11, 2012, bears interest at the rate of 8% per annum. At any time after 180 days from the execution of the Second Note, the Second Note is convertible into shares of the Company’s common stock at the election of Asher at a conversion price equal to a 45% discount to the average of the 3 closing bid prices of the common stock during the 10 trading day period prior to conversion. The issuance of the note amounted in a beneficial conversion feature of $37,500 which is amortized under the Interest Method.

On August 29, 2011, the Company issued a convertible promissory note (the “Third Note”) in the principal amount of $ $35,000. The Third Note, which matures May 25, 2012, bears interest at the rate of 8% per annum. At any time after 180 days from the execution of the Third Note, the Third Note is convertible into shares of the Company’s common stock at the election of Asher at a conversion price equal to a 45% discount to the average of the 3 closing bid prices of the common stock during the 10 trading day period prior to conversion. The issuance of the note amounted in a beneficial conversion feature of $35,000 which is amortized under the Interest Method.

On October 25, 2011, the Company issued a convertible promissory note in the amount of $32,500. The note bears an interest rate of eight percent (8%), matures on July 27, 2012 and may be converted after 180 days from execution of this note for shares of the Company’s common stock. The note may be converted at a fifty two percent (52%) discount to the average of the lowest 3 closing bid prices of the common stock during the 10 trading days prior to the conversion date. The issuance of the note amounted in a beneficial conversion feature of $7,634 which is amortized under the Interest Method.

On October 25, 2011, the Company issued a convertible promissory note in the amount of $32,500. The note bears an interest rate of eight percent (8%), matures on July 27, 2012 and may be converted after 180 days from execution of this note for shares of the Company’s common stock. The note may be converted at a fifty two percent (52%) discount to the average of the lowest 3 closing bid prices of the common stock during the 10 trading days prior to the conversion date. The issuance of the note amounted in a beneficial conversion feature of $7,634 which is amortized under the Interest Method.

On December 19, 2011, the Company issued a convertible promissory note in the amount of $37,500. The note bears an interest rate of eight percent (8%), matures on September 21, 2012 and may be converted after 180 days from execution of this note for shares of the Company’s common stock. The note may be converted at a fifty two percent (52%) discount to the average of the lowest 3 closing bid prices of the common stock during the 10 trading days prior to the conversion date. The issuance of the note amounted in a beneficial conversion feature of $37,500 which is amortized under the Interest Method.

On December 20, 2011 the Company amended the terms of $30,000 in existing debt as follows:

(a)  Due and payable December 31, 2012

(b)  Simple interest of 10% from December 20, 2011 to the date the debt is fully converted or paid in full

(c)  Convertible into the common stock of the Company at the option of the holder at a 50% discount from the average of the lowest three Trading Prices  for the common stock during the 10 trading day period ending one Trading Day prior to the date the conversion notice is sent by the holder. "Trading Price" means the closing bid price on the applicable trading market as reported by a reliable reporting service.

The amendment of the note amounted in a beneficial conversion feature of $16,153 which was fully amortized by February 29, 2012. The entire principal balance of the convertible note was converted into 1,249,975 shares of the common stock of the Company prior to February 29, 2012.

On February 28, 2012 the Company amended the terms of  $85,500 in existing principal indebtedness as well as 3,710  of interest accrued but unpaid to be as follows:

The aggregate indebtedness of $89,210 shall bear simple interest, be payable upon demand of the holder, and be convertible into the common shares of the company at a conversion price per share equal to 60% (the “Discount”) of the lowest closing bid price for the Company’s common stock during the 5 trading days immediately preceding a conversion date, as reported by Bloomberg. The amendment of the note amounted in a beneficial conversion feature of $59,473 which was fully amortized by February 29, 2012.

On April 16, 2012 the Company issued a convertible promissory note in the amount of $42,500 which was received April 21, 2012. The note bears an interest rate of eight percent (8%), matures on January 18, 2013. and may be converted after 180 days from execution of this note for shares of the Company’s common stock. The note may be converted at a fifty two percent (52%) discount to the average of the lowest 3 closing bid prices of the common stock during the 10 trading days prior to the conversion date. The issuance of the note amounted in a beneficial conversion feature of $11,805 which is amortized under the Interest Method.

NOTE 12.  CONVERTIBLE NOTES

On May 20, 2011, the Company issued a  convertible promissory  note in the amount of $42,500 which was received May 26, 2011. The note bears an interest rate of eight percent (8%), matures on February 23, 2012 and may be converted after 180 days from execution of this note for shares of the Company’s common stock. The note may be converted at a forty two percent (42%) discount to the average of the lowest 3 closing bid prices of the common stock during the 10 trading days prior to the conversion date. The issuance of the note amounted in a beneficial conversion feature of $16,398  which  is  amortized under the Interest Method.

On July 5, 2011, the Company issued a convertible promissory note  (the “Second Note”) in the principal amount of $ $37,500. The Second Note, which matures April 11, 2012, bears interest at the rate of 8% per annum. At any time after 180 days from the execution of the Second Note, the Second Note is convertible into shares of the Company’s common stock at the election of Asher at a conversion price equal to a 45% discount to the average of the 3 closing bid prices of the common stock during the 10 trading day period prior to conversion. The issuance of the note amounted in a beneficial conversion feature of $37,500  which  is  amortized under the Interest Method.

On August 29, 2011, the Company issued a convertible promissory note (the “Third  Note”) in the principal amount of $ $35,000. The Third Note, which matures May 25, 2012, bears interest at the rate of 8% per annum. At any time after 180 days from the execution of the Third Note, the Third Note is convertible into shares of the Company’s common stock at the election of Asher at a conversion price equal to a 45% discount to the average of the 3 closing bid prices of the common stock during the 10 trading day period prior to conversion. The issuance of the note amounted in a beneficial conversion feature of $35,000  which  is  amortized under the Interest Method.

Non Voting Preferred Stock	3 Months Ended
May 31, 2012
Equity:
Preferred Stock

NOTE 10. NON VOTING CONVERTIBLE PREFERRED STOCK

On March 27, 2012 the company issued to Southridge 75,000 shares of its nonvoting convertible preferred stock to Southridge in accordance with the terms of an Equity Purchase Agreement entered into by and between the Company and Southridge which was terminated at the Company’s option on June 1, 2012 (“February Purchase Agreement”).

Non Voting Convertible Preferred Stock is convertible at the option of the holder into shares of the Company’s common stock at a conversion price equal to seventy percent (70%) of the lowest Closing Price for the five (5) trading days immediately preceding written receipt by the Company of the holder’s intent to convert.

“CLOSING PRICE" shall mean the closing bid price for the Company’s common stock on the Principal Market on a Trading Day as reported by Bloomberg Finance L.P.

“PRINCIPAL MARKET" shall mean the principal trading exchange or market for the Company’s common stock.

“TRADING DAY” shall mean a day on which the Principal Market shall be open for business.

The issuance of 75,000 shares of the Company’s nonvoting convertible preferred stock to Southridge resulted in recognition of a beneficial conversion feature in the amount of $32,142.Accordingly, the Company recorded a deemed dividend on the 75,000 shares of the Company’s nonvoting convertible preferred stock of $32,142.

Dividend of Series B Preferred Shares	3 Months Ended
May 31, 2012
Organization, Consolidation and Presentation of Financial Statements:
Supplemental Balance Sheet Disclosures

NOTE 11. DIVIDEND OF SERIES B PREFERRED SHARES

On March 6, 2012 a dividend of 3, 201,397 shares of Series B Preferred Stock was paid to the Company’s common shareholders of record as of February 21, 2012.

Stockholders Equity	3 Months Ended	12 Months Ended
	May 31, 2012	Aug. 31, 2011
Equity
Stockholders' Equity Note Disclosure

NOTE 12. STOCKHOLDERS EQUITY

The stockholders' equity section of the Company contains the following classes of capital stock as of May 31, 2012:

Common Stock:

$0.001 par value, 1,000,000,000 shares authorized 200,117,287 shares issued and outstanding as of May 31, 2012.

Preferred Stock:

$0.001 par value 5,000,000 shares authorized of 100,000 shares authorized is authorized as Series AA Preferred Stock , $001 par value of which 5,000 shares are issued and outstanding  as of  February 29, 2012  and 4,400,000 is authorized as Series B Preferred Stock of which 3, 201,397  shares are issued and outstanding as of May 31, 2012. .

Non Voting Convertible Preferred Stock having a $1.00 par value:

200,000 shares authorized of which 75, 000 shares are issued and outstanding as of May 31, 2102.

Non Voting Convertible Preferred Stock shall convert at the option of the holder into shares of the corporation’s common stock at a conversion price equal to seventy percent (70%) of the lowest Closing Price for the five (5) trading days immediately preceding written receipt by the corporation of the holder’s intent to convert.

“CLOSING PRICE" shall mean the closing bid price for the corporation’s common stock on the Principal Market on a Trading Day as reported by Bloomberg Finance L.P.

“PRINCIPAL MARKET" shall mean the principal trading exchange or market for the corporation’s common stock.

“TRADING DAY” shall mean a day on which the Principal Market shall be open for business.

NOTE 13.  STOCKHOLDERS' EQUITY

The stockholders' equity section of the Company contains the following classes of capital stock as of  August 31, 2011:

Common Stock:

$0.001 par value, 70,000,000 shares authorized 20,840,501 shares issued and outstanding as of May 31, 2011.

Preferred Stock:

$0.001 par value 5,000,000 shares authorized of 100,000 shares authorized is authorized as Series AA Preferred Stock , $001 par value of which 5,000 shares are issued and outstanding  as of August 31,  2011.

Stock Transactions	3 Months Ended	12 Months Ended
	May 31, 2012	Aug. 31, 2011
Equity
Shareholders' Equity and Share-based Payments

NOTE 13. STOCK TRANSACTIONS

(For the Quarter ended May 31, 2012)

On March 7, 2012 the Company issued 2,322,695 shares of common stock in satisfaction of $32,750 of Convertible Notes Payable.

On March 14, 2012 the Company issued 3,000,000 shares of its common stock to the order of Capital Path Securities LLC for acting as the Company’s exclusive advisor and placement agent in connection with the February Equity Purchase Agreement and Registration Rights Agreement.

On March 21, 2012 the Company issued 1,886,195 shares of common stock in satisfaction of $25,200 of Convertible Notes Payable.

On March 26, 2012 the Company issued 3,017,502 shares of common stock in satisfaction of $23,150 of Convertible Notes Payable.

On March 27, 2012 the Company issued 75,000 shares of its nonvoting convertible preferred stock to Southridge in accordance with the terms of the February Purchase Agreement.

On April 2, 2012 the Company issued 1,675,111 shares of common stock in satisfaction of $7,538 of Convertible Notes Payable.

On April 3, 2012 the Company issued 1,590, 909 shares of common stock in satisfaction of $7,000 of Convertible Notes Payable.

On April 3, 2012 the Company issued 50,000,000 shares of common stock to David R. Koos as a restricted stock award (“Bonus Shares”).

David Koos may not offer to sell, sell, transfer, pledge or otherwise dispose of the Bonus Shares prior to April 2, 2017 (“Restricted Period”).

In the event that, prior to the expiration of the Restricted Period, David Koos voluntarily ceases to be employed at the Company or is terminated for cause the Shares shall be forfeited.

On April 3, 2012 the Company issued 27,000,000 shares of common stock to seven employees as a restricted stock award (“Bonus Shares”).

No employee may offer to sell, sell, transfer, pledge or otherwise dispose of the Bonus Shares prior to April 2, 2017 (“Restricted Period”).

In the event that, prior to the expiration of the Restricted Period, any employee voluntarily ceases to be employed at the Company or is terminated for cause his or her Shares shall be forfeited.

On April 3, 2012 the Company issued 15,000,000 shares of common stock to a consultant as a restricted stock award (“Bonus Shares”).

The recipient may not offer to sell, sell, transfer, pledge or otherwise dispose of the Shares prior to April 2, 2017 (“Restricted Period”).

In the event that, prior to the expiration of the Restricted Period,   the recipient   declines to provide if requested to provide, or is unable to provide if requested to provide,  consulting services to the Company of a nature that have been  customarily  provided by the recipient  to the Company the  Shares shall be forfeited.

On April 10, 2012 the Company issued 2,777,778 shares of common stock in satisfaction of $3,500 of Convertible Notes Payable and $1,500 in accrued interest on Convertible Notes Payable.

On April 11, 2012 the Company issued 3,611,111 shares of common stock in satisfaction of $6,500 of Convertible Notes Payable.

On April 11, 2012 the Company issued 2,306, 275 shares of common stock in accordance with an agreement by the Company on February 27, 2012 to modify the terms of $89,210 of aggregate indebtedness held by Southridge. (“Aggregate Southridge Indebtedness”)

The Aggregate Southridge Indebtedness is  convertible at Southridge’s option at a conversion price per share equal to 60% (the “Discount”) of the lowest closing bid price for the Company’s common stock during the 5 trading days immediately preceding a conversion date, as reported by Bloomberg (the “Closing Bid Price”); provided that if the closing bid price for the common stock on the  date in which the conversion shares are deposited into Southridge’s brokerage account and confirmation has been received that Southridge may execute trades of the conversion shares ( Clearing Date) is lower than the Closing Bid Price, then the purchase price for the conversion shares shall be adjusted such that the Discount shall be taken from the closing bid price on the Clearing Date, and the Company shall issue additional shares to Purchaser to reflect such adjusted Purchase Price (“Bonus Shares”). The company has agreed on a limitation on conversion equal to 9.99% of the Company’s outstanding common stock.  The Shares issued on April 11, 2012 were Bonus Shares.

On April 12, 2012 the Company issued 4,722,222 shares of common stock in satisfaction of $8,500 of Convertible Notes Payable.

On April 13, 2012 the Company issued 8,250,000 shares of common stock in satisfaction of $14,850 of Convertible Notes Payable.

On April 13, 2012 the Company issued 2,430,753 shares of common stock to Southridge as Bonus Shares.

On April 16, 2012 the Company issued 11,250,000 shares of common stock in satisfaction of $18,000 of Convertible Notes Payable.

On April 18, 2012 the Company issued 2,125,000 shares of common stock in satisfaction of $2,000 of Convertible Notes Payable and $1,400 of accrued interest on Convertible Notes Payable.

On April 19, 2012 the Company issued 2,724,968 shares of common stock in satisfaction of $4,300 of Convertible Notes Payable.

On April 24, 2012 the Company issued 4,005,787 shares of common stock in satisfaction of $6,922 of Convertible Notes Payable.

On May 1, 2012 the Company issued 8,000,000 shares of common stock in satisfaction of $12,000 of Convertible Notes Payable.

On May 3, 2012 the Company issued 7,142, 857 shares of common stock in satisfaction of $10,000 of Convertible Notes Payable.

On May 7, 2012 the Company issued 6,250,000 shares of common stock in satisfaction of $10,000 of Convertible Notes Payable.

On May 9, 2012 the Company issued 1,800,000 shares of common stock in satisfaction of $500 of principal indebtedness of and $1,300 of accrued interest on Convertible Notes Payable.

NOTE 14.  STOCK TRANSACTIONS

In the twelve months ended May 31, 2011, the Company:

On October 12, 2010, the Company issued 2,000,000 shares of common stock at five cents per share, realizing $100,000.

On November 16, 2010, the Company made a Stock Award of 45,000 common shares for services.  An expense of $53,100 was recorded.

On November 30, 2010, the Company made a Stock Award of 10,000 common shares for services. An expense of $9,300 was recorded.

On January 3, 2011, the Company issued 38,712 shares of common stock in satisfaction of $39,989 owed by the Company.

On January 3, 2011, the Company issued 3,000 shares of common stock to employees as consideration for services rendered. An expense of $5,640 was recorded.

On January 3, 2011, the Company issued 10,000 shares of common stock to employees as consideration for services rendered. An expense of $18,800 was recorded.

On January 3, 2011, the Company issued 25,000 shares of common stock to its CFO as consideration for services rendered. An expense of $47,000 was recorded.

On January 4, 2011, the Company issued 9,383 shares to a consultant for broker fees. An expense of $17,640 was recognized as part of the purchase agreement with Pet Pointers, Inc.

On January 14, 2011, the Company issued 102,766 shares of common stock as part of the purchase agreement with Pet Pointers, Inc. An expense of $193,200 was recognized.

On January 26, 2011, the Company sold 200,000 common shares at fifty cents per share, realizing $100,000.

On February 4, 2011, the Company issued 10,000 shares of common stock to a consultant for services. An expense of $42,000 was recorded.

On February 4, 2011, the Company issued 5,000 common shares to an employee. An expense of $21,000 was recorded.

On March 25, 2011, the Company issued 7,000 shares of common stock to multiple employees as bonuses. The expense of $15,330 was recorded.

On April 1, 2011, the Company issued 50,000 shares of restricted stock to Tammy Reynolds, the Company’s CFO as consideration for completion of her first year’s employment agreement. Of this amount, 10,000 shares vested as of  April 1, 2011 and an expense in the amount of $10,000 was recognized. The remaining 40,000 are forfeited pursuant to Ms. Reynolds terms of employment and are subject to cancellation.

On April 4, 2011, the Company issued 600,000 shares of common stock to David Koos, CEO, in lieu of outstanding loans to Mr. Koos and to Bombardier, a company controlled by Mr. Koos. The loan balances and accrued interest were paid in the amount of $251,178.

On May 3, 2011, the Company issued 17,600 shares to Pet Pointers, Inc. in the purchase of their accounts receivable. An accounts receivable asset was booked in the amount of $17,600.

On June 9, 2011, the Company issued 5,000 shares of Series AA Preferred Stock to David Koos, the Company’s CEO as payment of Accrued Salary in the amount of $2,000.

On August 29, 2011,  the Company issued 143,000 common shares to Dr. Gregory McDonald in full satisfaction of $50,000 owed to Dr. McDonald.

On August 29, 2011 the Company issued 11,000 shares to an employee as consideration for services rendered valued at $3,268.

Subsequent Events	3 Months Ended	12 Months Ended
	May 31, 2012	Aug. 31, 2011
Subsequent Events
Subsequent Events

NOTE 14. SUBSEQUENT EVENTS.

On June 19, the Company satisfied $37,500 in outstanding convertible indebtedness by making payment to the Holder in the amount of $57,647.

Between June 15 and June 20, 2012 the Company amended the terms of $102,349 in existing principal indebtedness as follows:

The aggregate indebtedness of $102,349  shall be payable upon demand of the holder, and be convertible into the common shares of the company at a conversion price per share equal to 60% (the “Discount”) of the lowest closing bid price for the Company’s common stock during the 5 trading days immediately preceding a conversion date, as reported by Bloomberg.

On June 18, 2012 the company issued 15,873,016 common shares in satisfaction of $60,000 of Convertible Notes Payable.

On June 20, 2012 the Company issued 3,181,124 common shares in satisfaction of $15,842 of Convertible Notes Payable.

NOTE 15.  SUBSEQUENT EVENTS

On October 25, 2011, the Company issued a convertible promissory note in the amount of $32,500. The note bears an interest rate of eight percent (8%), matures on July 27, 2012 and may be converted after 180 days from execution of this note for shares of the Company’s common stock. The note may be converted at a fifty two percent (52%) discount to the average of the lowest 3 closing bid prices of the common stock during the 10 trading days prior to the conversion date.

Events subsequent to August 31, 2011 have been evaluated through October 31, 2011, the date these statements were available to be issued, to determine whether they should be disclosed to keep the financial statements from being misleading.